INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of tax expense (benefit)
	As of December 31,
	2014	2015	2016
Current Tax	155,496	246,678	253,674
Deferred Tax	(42,391)	(50,149)	33,446

Total	113,105	196,529	287,120

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Year Ended December 31,
	2014	2015	2016
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	2%	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	—	—	(1)%
Effect of change in valuation allowance	3%	5%	1%
Effect of tax holiday	(3)%	(7)%	(3)%
Effect of cash dividends	—	5%	3%
Effect of disposal of subsidiary	—	—	(1)%

Effective tax rate	27%	31%	27%

Schedule of the aggregate amount and per share effect of the tax holidays
	Year Ended December 31,
	2014	2015	2016
Aggregate amount	9,131	41,288	27,224
Per share effect—basic	0.04	0.16	0.10
Per share effect—diluted	0.04	0.16	0.10

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2015	2016
Deferred tax assets:
Net loss carryforward	158,910	97,219
Pre-opening expenses	785	—
Deferred revenue	72,914	71,517
Deferred rent	5,316	2,968
Long-term assets	27,341	51,579
Bad debt provision	1,390	2,856
Accrual for customer loyalty program	28,437	30,267
Accrued payroll	2,791	3,588
Other accrued expenses	850	17,688
Share-based compensation	10,857	10,978
Others	1,613	2,379
Valuation allowance	(92,527)	(114,625)

Total deferred tax assets	218,677	176,414

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	30,641	67,167
Capitalized interest	4,163	3,519
Unrealized gain for investment	16,636	14,826
Others	9,853	10,817

Total deferred tax liabilities	61,293	96,329

Schedule of unrecognized tax benefits
	As of December 31,
	2014	2015	2016
Balance at January 1	7,122	8,345	14,755
Addition for tax positions	1,223	6,410	5,032

Balance at December 31	8,345	14,755	19,787